General	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
General [Abstract]
General
1.  General

Organization

On February 10, 2011, we converted from a Delaware limited liability company to a Delaware corporation and we changed our name from Kinder Morgan Holdco LLC to Kinder Morgan, Inc. Our subsidiary formerly known as Kinder Morgan, Inc. was renamed Kinder Morgan Kansas, Inc., and is referred to in these financial statements for all periods as Kinder Morgan Kansas, Inc. On February 16, 2011, we completed the initial public offering of our common stock (the offering). All of the common stock that was sold in the offering was sold by our existing investors consisting of funds advised by or affiliated with Goldman Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC. No members of management sold shares in the offering and we did not receive any proceeds from the offering. Our common stock trades on the New York Stock Exchange under the symbol “KMI.” For additional information on the offering, see Note 5 “Stockholders’ Equity—Initial Public Offering.”

On October 16, 2011, KMI and El Paso Corporation announced a definitive agreement whereby KMI will acquire all of the outstanding shares of El Paso in a transaction that will create an enterprise valued at approximately $94 billion (sum of market equity value and debt outstanding) which owns and/or operates 80,000 miles of pipelines.  The total purchase price, including the assumption of debt outstanding at both El Paso Corporation and El Paso Pipeline Partners, L.P., is approximately $38 billion.  See Note 2 —“Investments, Acquisitions and Divestitures—Subsequent Events.”

We own the general partner and approximately 11% of the limited partner interests of Kinder Morgan Energy Partners, L.P., referred to in this report as “KMP”. KMP is a publicly traded pipeline limited partnership whose limited partner units are traded on the New York Stock Exchange under the ticker symbol “KMP.”  Primarily through KMP, we operate or own an interest in approximately 37,000 miles of pipelines and approximately 180 terminals. These pipelines transport natural gas, refined petroleum products, crude oil, carbon dioxide and other products, and these terminals store petroleum products and chemicals, and handle such products as ethanol, coal, petroleum coke and steel. Unless the context requires otherwise, references to “we,” “us,” “our,” “KMI,” or the “Company” are intended to mean Kinder Morgan, Inc. and our consolidated subsidiaries including Kinder Morgan Kansas, Inc. and KMP.

Kinder Morgan Management, LLC, referred to in this report as “KMR,” is a publicly traded Delaware limited liability company. Kinder Morgan G.P., Inc., the general partner of KMP and a wholly owned subsidiary of ours, owns all of KMR’s voting shares. KMR, pursuant to a delegation of control agreement, has been delegated, to the fullest extent permitted under Delaware law and KMP’s partnership agreement, all of Kinder Morgan G.P., Inc.’s power and authority to manage and control the business and affairs of KMP, subject to Kinder Morgan G.P., Inc.’s right to approve certain transactions.

On May 30, 2007, we acquired Kinder Morgan Kansas, Inc. through a wholly owned subsidiary. See Note 2 of our consolidated financial statements in our audited December 31, 2010 consolidated financial statements and related notes. This transaction is referred to in this report as “the Going Private transaction.” Effective with the closing of the Going Private transaction, all of our assets and liabilities were recorded at their estimated fair market values based on an allocation of the aggregate purchase price paid in the Going Private transaction.

Basis of Presentation

We have prepared our accompanying unaudited consolidated financial statements under the rules and regulations of the United States Securities and Exchange Commission. These rules and regulations conform to the accounting principles contained in the Financial Accounting Standards Board’s Accounting Standards Codification, the single source of generally accepted accounting principles in the United States of America and referred to in this report as the Codification. Under such rules and regulations, we have condensed or omitted certain information and notes normally included in financial statements prepared in conformity with the Codification. We believe, however, that our disclosures are adequate to make the information presented not misleading.

In addition, our consolidated financial statements reflect normal adjustments, and also recurring adjustments that are, in the opinion of our management, necessary for a fair statement of our financial results for the interim periods, and certain amounts from prior periods have been reclassified to conform to the current presentation. Interim results are not necessarily indicative of results for a full year; accordingly, you should read these consolidated financial statements in conjunction with our audited December 31, 2010 consolidated financial statements and related notes.

Our accounting records are maintained in United States dollars, and all references to dollars are United States dollars, except where stated otherwise. Canadian dollars are designated as C$. Our consolidated financial statements include our accounts and those of our majority-owned subsidiaries as well as the accounts of KMP and KMR. Investments in jointly owned operations in which we hold a 50% or less interest (other than KMP and KMR, because we have the ability to exercise significant control over their operating and financial policies) are accounted for under the equity method. All significant intercompany transactions and balances have been eliminated.

Notwithstanding the consolidation of KMP and its subsidiaries into our financial statements, we are not liable for, and our assets are not available to satisfy, the obligations of KMP and/or its subsidiaries and vice versa, except as discussed in the following paragraph. Responsibility for payments of obligations reflected in our or KMP’s financial statements is a legal determination based on the entity that incurs the liability.

In conjunction with KMP’s acquisition of certain natural gas pipelines from us, we agreed to indemnify KMP with respect to approximately $733.5 million of its debt. We would be obligated to perform under this indemnity only if KMP’s assets were unable to satisfy its obligations.

     Earnings per Share

Earnings per share is calculated using the two-class method. Earnings are allocated to each class of common stock based on the amount of dividends declared in the current period for each class of stock plus an allocation of the undistributed earnings or excess distributions over earnings to the extent that each security shares in earnings or excess distributions over earnings. For the investor retained stock the allocation of undistributed earnings or excess distributions over earnings is in direct proportion to the maximum number of Class P shares into which it can convert.

For the Class P diluted per share computations, total net income attributable to Kinder Morgan, Inc. is divided by the adjusted weighted average shares outstanding during the period, including all dilutive potential shares. This includes the Class P shares into which the investor retained stock is convertible. Investor retained stock is convertible into 596,102,672 Class P shares.  Thus, the number of Class P shares on a fully-converted basis is the same before and after any conversion of our investor retained stock. Each time one Class P share is issued upon conversion of investor retained stock, the number of Class P shares goes up by one, and the number of Class P shares into which the investor retained stock is convertible goes down by one. Accordingly, there is no difference between Class P basic and diluted earnings per share because the conversion of Class A, Class B, and Class C shares into Class P shares does not impact the number of Class P shares on a fully-converted basis. As no securities are convertible into Class A shares, the basic and diluted earnings per share computations for Class A shares are the same.

The following tables set forth the computation of basic and diluted earnings per share for the period February 11, 2011 (the date of our initial public offering) through September 30, 2011 (in millions, except per share amounts):

	February 11, 2011 through September 30, 2011
	Net Income Available to Shareholders
	Class P	Class A	Participating Securities (a)	Total
Net income attributable to KMI for the nine months ended September 30, 2011				$438.6
Less: net income attributable to KMI members prior to incorporation				(70.6)
Net income attributable to shareholders				368.0
Dividends declared during period	$48.8	$237.3	$25.4	(311.5)
Remaining undistributed earnings	8.9	47.6	-	$56.5

Total net income attributable to shareholders	$57.7	$284.9	$25.4	$368.0

Basic Earnings Per Share

Basic Weighted Average Number of Shares Outstanding(d)	110.8	596.2	N/A

Basic Earnings per Common Share(b)	$0.52	$0.48	N/A

Diluted Earnings per Share

Total net Income attributable to shareholders and assumed conversions(c)	$368.0	$284.9	N/A

Diluted Weighted Average Number of Shares(d)	707.4	596.2	N/A

Diluted Earnings per Common Share(b)	$0.52	$0.48	N/A
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(a)	Participating securities include Class B shares, Class C shares, and 1,193,891 unvested restricted stock awards issued to non-senior management employees that contain rights to dividends.

(b)
The Class A shares earnings per share as compared to the Class P shares earnings per share has been reduced due to the sharing of economic benefits (including dividends) amongst the Class A, B, and C shares. Class A, B and C shares owned by Richard Kinder, the Sponsor Investors, the Original Shareholders, and Other Management are referred to as “investor retained stock,” and are convertible into a fixed number of Class P shares. In the aggregate, our investor retained stock is entitled to receive a dividend per share on a fully converted basis equal to the dividend per share on our common stock. The conversion of shares of investor retained stock into Class P shares will not increase our total fully-converted shares outstanding, impact the aggregate dividends we pay or the dividends we pay per share on our Class P common stock.

(c)
For the diluted earnings per share calculation, total net income attributable to each class of common stock is divided by the adjusted weighted average shares outstanding during the period, including all dilutive potential shares.

(d)	The weighted average shares outstanding calculation is based on the actual days in which the shares were outstanding for the period from February 11, 2011 to September 30, 2011.

1.  General

On February 10, 2011, we converted from a Delaware limited liability company to a Delaware corporation and we changed our name from Kinder Morgan Holdco LLC to Kinder Morgan, Inc. Our subsidiary formerly known as Kinder Morgan, Inc. was renamed Kinder Morgan Kansas, Inc., and is referred to in these financial statements as Kinder Morgan, Kansas, Inc.  On February 16, 2011, we completed the initial public offering of our common stock (the offering).  All of the common stock that was sold in the offering was sold by our existing investors consisting of funds advised by or affiliated with Goldman Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC. No members of management sold shares in the offering and we did not receive any proceeds from the offering.  Other than the company name changes, these conversion transactions have not been reflected in our consolidated financial statements and the notes thereto. For additional information on the offering, see Note 10 “Members' Equity-Subsequent Events-Initial Public Offering.”

Kinder Morgan, Inc. was formed August 23, 2006 principally for the purpose of acquiring (through a wholly owned subsidiary) all of the common stock of Kinder Morgan Kansas, Inc. The merger closed on May 30, 2007 with Kinder Morgan Kansas, Inc. continuing as a surviving legal entity. This transaction is referred to herein as the “Going Private Transaction. Unless the context requires otherwise, references to “we,” “us,” “our,” or the “Company” are intended to mean Kinder Morgan, Inc. and its consolidated subsidiaries including Kinder Morgan Kansas, Inc.

We own the general partner and approximately 11% of the limited partner interests of Kinder Morgan Energy Partners, L.P., referred to in this report as KMP.  KMP is a publicly traded pipeline limited partnership whose limited partner units are traded on the New York Stock Exchange under the ticker symbol “KMP.”  Primarily through KMP, we operate or own an interest in approximately 37,000 miles of pipelines and approximately 180 terminals.  These pipelines transport natural gas, gasoline, crude oil, carbon dioxide and other products, and these terminals store petroleum products, chemicals and handle bulk materials like coal and petroleum coke.

Kinder Morgan Management, LLC, referred to in this report as “KMR,” is a publicly traded Delaware limited liability company.  Kinder Morgan G.P., Inc., the general partner of KMP and a wholly owned subsidiary of ours, owns all of Kinder Morgan Management's voting shares.  KMR, pursuant to a delegation of control agreement, has been delegated, to the fullest extent permitted under Delaware law, all of Kinder Morgan G.P., Inc.'s power and authority to manage and control the business and affairs of KMP, subject to Kinder Morgan G.P., Inc.'s right to approve certain transactions.